Assets and Liabilities in Currencies Other than the Argentine Peso - Summary of Assets and Liabilities in Currencies Other (Detail)
€ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, Bs. in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BOB (Bs.)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 ARS ($)
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 14,657	$ 11,789	$ 9,617
Non-current trade receivables	8,531	15,325	23,508
Current trade receivables	108,146	118,077	72,646
Other current receivables	34,369	36,192	21,867
Cash and cash equivalents	54,618	66,100	46,028																	$ 28,738
Non-current provisions	186,488	144,768	83,388
Longterm borrowings	527,575	419,651	270,252
Other non-current liabilities	2,961	703	549
Current tax liabilities	740	1,964	357
Non-current payables	710	2,465	3,373
Current provisions	6,133	5,460	4,529
Current Borrowings	150,731	107,109	64,826
Salaries and social security	14,934	10,204	6,154
Other current liabilities	9,062	1,310	722
Current Accounts payable	144,383	148,595	84,225
Total noncurrent assets	1,595,656	1,263,868	785,601
Total current assets	327,569	309,421	208,415
Total assets	1,923,225	1,573,289	994,016
Total noncurrent liabilities	869,161	710,318	452,690
Total current liabilities	370,669	314,872	178,969
Current lease liabilities	22,098	21,389
Non-current lease liabilities	24,172	40,391
Total liabilities	$ 1,239,830	$ 1,025,190	$ 631,659
US Dollar To Argentine Peso Exchange Rate [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89
Amount in currencies other than Argentine peso [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Total noncurrent assets	$ 10,538	$ 13,311	$ 18,714
Total current assets	93,125	126,418	87,085
Total assets	103,663	139,729	105,799
Total noncurrent liabilities	709,611	573,446	318,471
Total current liabilities	229,501	172,938	102,570
Total liabilities	939,112	746,384	421,041
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	2,233	60	375	$ 27						$ 1					$ 10
Non-current trade receivables	8,221	13,132	18,338	98						220					489
Current trade receivables	55,196	56,030	34,013	657						939					907
Other current receivables	14,762	16,474	7,163	176						276					191
Current financial assets	9,882	8,370	10,941	118						140					292
Cash and cash equivalents	10,593	43,172	33,750	126						723					900
Non-current provisions	167,542	120,968	73,741	1,991						2,020					1,956
Longterm borrowings	515,765	411,032	244,094	6,129						6,863					6,475
Other non-current liabilities	2,960	699	523	35						12					14
Non-current payables	275	359	113	3						6					3
Current provisions	3,367	3,555	2,752	40						59					73
Current Borrowings	120,839	73,599	45,475	1,436						1,229					1,206
Salaries and social security	731	406	226	9						7					6
Other current liabilities	9,062	1,310	452	108						22					12
Current Accounts payable	$ 69,942	$ 70,711	$ 40,980	831						1,181					$ 1,087
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	83.95	59.69	37.50
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89	37.70
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current lease liabilities	$ 22,093	$ 21,384		263						357
Non-current lease liabilities	$ 23,069	$ 40,388		$ 274						$ 674
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	84.15	59.89
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables			$ 1													$ 11
Current trade receivables	$ 853	$ 1,378	764			$ 7,108						$ 17,221				15,285
Other current receivables	1,109	419	313			9,242						5,241				6,253
Cash and cash equivalents	73	135	55			608						1,685				1,097
Current tax liabilities	165	248	88			1,375						3,102				1,752
Current provisions	69					575
Current Borrowings	355	239				2,958						2,993
Salaries and social security			14													274
Current Accounts payable	$ 768	$ 300	$ 110			$ 6,400						$ 3,744				$ 2,202
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.08	0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			0.05
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current trade receivables	$ 2
Other current receivables	259	$ 267	$ 86				€ 3						€ 4				€ 2
Current Accounts payable	$ 1,770	$ 1,053	$ 906				€ 17						€ 16				€ 21
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	103.07	66.85	42.84
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	103.07
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	103.53	67.23	43.16
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 85	$ 83						¥ 105						¥ 151
Current Accounts payable	$ 315	$ 73	$ 4					¥ 384						¥ 133				¥ 13
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.81	0.55
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.82	0.55	0.34
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current Borrowings			$ 11,563																SFr 302
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			3,831
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 84	$ 119			Bs. 7						Bs. 14
Other current receivables	$ 168				Bs. 14
Cash and cash equivalents		90									10
Current Accounts payable		$ 60									Bs. 7
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	12.06	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	12.06
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	12.06	8.58
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 143								£ 1
Current Accounts payable	$ 25
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	114.22
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	113.81